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                                                     Registration No. 333-83008.


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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


[ ] Pre-Effective Amendment No.      [X] Post-Effective Amendment No. 1
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                        (Check appropriate box or boxes)

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               Exact name of Registrant as Specified in Charter:

                          HARTFORD INDEX HLS FUND, INC.

                     Address of Principal Executive Offices:
                                  P.O. Box 2999
                        Hartford, Connecticut 06104-2999

                  Registrant's Telephone Number: (860) 297-6443

                     Name and Address of Agent for Service:
                               Kevin J. Carr, Esq.
                               Investment Law Unit
                   The Hartford Financial Services Group, Inc.
                              55 Farmington Avenue
                           Hartford, Connecticut 06105

                                    Copy to:
                           Kathleen L. Prudhomme, Esq.
                              Dorsey & Whitney LLP
                                   Suite 1500
                              50 South Sixth Street
                          Minneapolis, Minnesota 55402

                 Approximate Date of Proposed Public Offering:


As soon as possible following the effective date of this Amendment to the Registration Statement.




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The title of the securities being registered is shares of common stock.

No filing fee is required because an indefinite number of shares of the Registrant have previously been registered on Form N-1A (Registration Nos. 33-12278, 811-05045) pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 2000 was filed on March 12, 2001. Pursuant to Rule 429 under the Securities Act of 1933, this Registration Statement relates to the shares previously registered on the aforesaid Registration Statement on Form N-1A.


The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

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                           Incorporation by Reference
                                       and
                                Explanatory Note


         Part A (Prospectus/Proxy Statement) and Part B (Statement of Additional Information) of this Post-Effective Amendment to the Registration Statement of Hartford Index HLS Fund, Inc. are incorporated by reference from Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Hartford Series Fund, Inc. (File No. 811-08629/333-83000) filed with the Securities and Exchange Commission on the same date as this Post-Effective Amendment. Such Prospectus/Proxy Statement and Statement of Additional Information relate to the following separate Registrants:


         -        Hartford Advisers HLS Fund, Inc., SEC File No. 811-03659

         -        Hartford Bond HLS Fund, Inc., SEC File No. 811-03660

         -        Hartford Index HLS Fund, Inc., SEC File No. 811-05045

         -        Hartford Money Market HLS Fund, Inc., SEC File No. 811-03662

         -        Hartford Series Fund, Inc., SEC File No. 811-08629



         This Post-Effective Amendment contains the cover page, Part C, signature page and exhibits.

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                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

         Article EIGHTH of the Articles of Incorporation provides:

         EIGHTH: (a) The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director or Officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, has no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, creates a rebuttable presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interest of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

         (b) The Corporation shall indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure, a judgment in its favor by reason of the fact that he is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation.

         (c) To the extent that a Director, Officer, employee or agent of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) and (b), or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

         (d) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the Director, Officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such
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determination shall be made (1) by the Board of Directors by a majority vote of a quorum consisting of Directors who were neither interested persons nor parties to such action, suit or proceeding, or (2) if such quorum is not obtainable, or even if obtainable a quorum of disinterested Directors so directs, by independent legal counsel in a written opinion.

         (e) Expenses incurred in defending civil or criminal action, suit or proceeding may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized by the Board of Directors in the specific case upon receipt of an undertaking by or on behalf of the Director, Officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article and upon meeting one of the following conditions:

         (i) the indemnitee shall provide a security for his undertaking, (ii) the investment company shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested, non-party Directors of the investment company, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

         (f) The corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a Director, Officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such.

         (g) Anything to the contrary in the foregoing clauses (a) through (f) notwithstanding, no Director or Officer shall be indemnified by the Corporation and no insurance policy obtained by the Corporation will protect or attempt to protect any such person against any liability to the Corporation or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in a manner inconsistent with Securities and Exchange Commission Release 11330 under the Investment Company Act of 1940.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Registrant undertakes that it will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


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ITEM 16.  EXHIBITS.

            (1)(a)         Articles of Incorporation (i)

            (1)(b)         Articles Supplementary (vi)

            (2)            By-Laws (i)

            (3)            Not applicable


            (4)            Agreement and Plan of Reorganization (vii)


            (5)            See (1) above

            (6)(a)         Form of Investment Management Agreement (i)

            (6)(b)         Investment Services Agreement (iii)

            (7)            Form of Principal Underwriting Agreement (iv)

            (8)            Not applicable

            (9)(a)         Form of Custodian Agreement (i)

            (9)(b)         Form of Custodian Agreement with Chase Manhattan Bank
                           (v)

            (9)(c) Form of Custodian Agreement with State Street Bank and Trust Company (iii)

            (10)(a)        Form of Rule 12b-1 Distribution Plan (iv)

            (10)(b)        Form of Multi-Class Plan Pursuant to Rule 18f-3 (iv)


            (11) Opinion and consent of Kevin J. Carr, in-house counsel to the Registrant, with respect to the legality of the securities being registered (vii).


            (12) Opinion and consent of Dorsey & Whitney LLP with respect to tax matters (to be filed by amendment).

            (13)           Not applicable.

            (14)(a)        Consent of Arthur Andersen LLP (filed herewith).

            (14)(b)        Consent of KPMG LLP (filed herewith).

            (15)           Not applicable.


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
                  (16)              Power of attorney (vii).

                  (17)(a)           Form of voting instructions (vii).

                  (17)(b)           Hartford HLS Funds Class IA Shares
                                    Prospectus dated May 1, 2001 (viii).

                  (17)(c)           Supplement dated October 1, 2001 to
                                    Hartford HLS Funds Class IA Shares
                                    Prospectus dated May 1, 2001 (viii).

                  (17)(d)           Supplement dated November 9, 2001 to
                                    Hartford HLS Funds Class IA Shares
                                    Prospectus dated May 1, 2001 (viii).

                  (17)(e)           Fortis Series Fund Prospectus dated
                                    May 1, 2001 (viii)

                  (17)(f)           Supplement dated December 18, 2001 to
                                    Fortis Series Funds Prospectus dated
                                    May 1, 2001 (viii)

                  (17)(g)           Statement of Additional Information of
                                    Fortis Series Fund, Inc. dated
                                    May 1, 2001 (viii)

                  (17)(h)           Statement of Additional Information dated
                                    May 1, 2001, as revised October 18, 2001, of
                                    Hartford Capital Appreciation HLS Fund,
                                    Inc., Hartford Dividend and Growth HLS Fund,
                                    Inc., Hartford Index HLS Fund, Inc.,
                                    Hartford International Opportunities HLS
                                    Fund, Inc., Hartford Midcap HLS Fund, Inc.,
                                    Hartford Small Company HLS Fund, Inc.,
                                    Hartford Stock HLS Fund, Inc., Hartford
                                    Advisers HLS Fund, Inc., Hartford Global
                                    Advisers HLS Fund, Inc., Hartford Bond HLS
                                    Fund, Inc., Hartford Mortgage Securities HLS
                                    Fund, Inc., Hartford Money Market HLS Fund,
                                    Inc. and Hartford Series Fund, Inc. (viii)

                  (17)(i) Fortis Series Fund, Inc. Annual Report for the fiscal year ended December 31, 2001 (viii)

                  (17)(j) The Hartford HLS Funds Annual Report for the fiscal year ended December 31, 2001 (viii)

                  (17)(k)           Letter regarding Arthur Andersen LLP


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(i)      Incorporated herein by reference to Registrant's Registration Statement effective May 1, 1987 (SEC File Nos. 811-05045/33-12278).

(ii) Incorporated herein by reference to Registrant's Registration Statement filed on April 23, 1996 (SEC File Nos. 811-05045/33-12278).

(iii) Incorporated herein by reference to Registrant's Post-Effective Amendment #14 filed on April 10, 1997 (SEC File Nos.
         811-05045/33-12278).

(iv) Incorporated herein by reference to Registrant's Post-Effective Amendment #15 filed on November 19, 1997 (SEC File Nos.
         811-05045/33-12278).

(v) Incorporated herein by reference to Registrant's Registration Statement effective March 31, 1998 (SEC File Nos. 811-05045/33-12278).

(vi) Incorporated herein by reference to Registrant's Post-Effective Amendment #16 filed on April 17, 1998 (SEC File Nos.
         811-05045/33-12278).


(vii)    Previously filed.

(viii) Incorporated herein by reference to Pre-Effective Amendment #1 to the Registration Statement on Form N-14 of Hartford Series Fund, Inc. (SEC File No. 333-83000) filed on March 20, 2002.


ITEM 17.  UNDERTAKINGS.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned Registrant agrees to file, by post-effective amendment, an opinion of counsel or a copy of a ruling of the Internal Revenue Service supporting the tax consequences of the proposed reorganization within a reasonable time after receipt of such opinion or ruling.


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                                   SIGNATURES


         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Hartford, and the state of Connecticut on the 22nd day of March, 2002.



                                              HARTFORD INDEX HLS FUND, INC.



                                              By:      David M. Znamierowski*
                                                       Its:  President


         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                          Title
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

David M. Znamierowski*                             President
                                                   (Chief Executive Officer
                                                   & Director)

George R. Jay*                                     Controller & Treasurer
                                                   (Chief Accounting Officer &
                                                   Chief Financial Officer)

Winifred E. Coleman*                               Director
Duane E. Hill*                                     Director
William A. O'Neil*                                 Director
Millard H. Pryor, Jr.*                             Director
Lowndes A. Smith*                                  Director
John K. Springer*                                  Director



/s/ Kevin J. Carr                                      Dated:  March 22, 2002
--------------------------------
* By Kevin J. Carr
   Attorney-in-fact



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